Government Securities Delaware, LLC

Annual Report
December 31, 2002

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                          Government Securities Delaware, LLC, December 31, 2002

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                     Face
                     Amount                                 Investments                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Notes - 81.5%    $ 500,000,000     Merrill Lynch & Co., Inc., Floating Rate Note, 1.498% due 8/15/2009              $  500,000,000

                   500,000,000     Merrill Lynch Capital Services, Inc., Floating Rate Note, 1.508% due 8/15/2009      500,000,000

-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Notes (Cost - $1,000,000,000)                                1,000,000,000

-----------------------------------------------------------------------------------------------------------------------------------

                                   Total Investments (Cost - $1,000,000,000) - 81.5%                                 1,000,000,000
                                   Unrealized Appreciation on Reverse Repurchase Agreement - 16.7%                     205,280,042
                                   Unrealized Depreciation on Interest Rate Swaps-Net - 0.0%                               (30,406)
                                   Other Assets Less Liabilities - 1.8%                                                 21,546,296
                                                                                                                   ---------------
                                   Net Assets - 100.0%                                                              $1,226,795,932
                                                                                                                   ===============

See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2002

STATEMENT OF ASSETS AND LIABILITIES

             As of December 31, 2002
====================================================================================================================================
Assets:      Investments, at value (identified cost-$1,000,000,000) ...........................                       $1,000,000,000
             Cash .............................................................................                               48,702
             Unrealized appreciation on reverse repurchase agreement ..........................                          205,280,042
             Receivables:
                  Reverse repurchase agreement - net ..........................................     $  19,710,581
                  Interest on notes ...........................................................         6,732,167
                  Interest rate swaps - net ...................................................           129,605         26,572,353
                                                                                                    -------------     --------------
             Total assets .....................................................................                        1,231,901,097
                                                                                                                      --------------
====================================================================================================================================
Liabilities: Unrealized depreciation on interest rate swaps-net ...............................                               30,406
             Payables:
                    Dividends to unit holders .................................................         5,000,260
                    Administrator payable .....................................................            18,886          5,019,146
                                                                                                    -------------
             Other liabilities ................................................................                               55,613
                                                                                                                      --------------
             Total liabilities ................................................................                            5,105,165
                                                                                                                      --------------
====================================================================================================================================
Net Assets:  Net assets .......................................................................                       $1,226,795,932
                                                                                                                      ==============
====================================================================================================================================
Net Assets   Beneficial Interest, par value $500 (2,000,200 units authorized) and additional
Consist of:     paid-in capital ...............................................................                       $1,021,877,523
             Accumulated distributions in excess of investment income - net ...................     $    (331,227)
             Unrealized appreciation on investments, reverse repurchase agreement and
                interest rate swaps - net .....................................................       205,249,636
                                                                                                    -------------
             Total accumulated earnings - net .................................................                          204,918,409
                                                                                                                      --------------
             Total- Equivalent to $613.37 net asset value per unit based on 2,000,104 units
                outstanding ...................................................................                       $1,226,795,932
                                                                                                                      ==============
====================================================================================================================================

            See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2002

STATEMENT OF OPERATIONS

                         For the Year Ended December 31, 2002
============================================================================================================================
Investment               Interest on reverse repurchase agreement - net ..................................      $ 49,072,228
Income:                  Interest earned on notes ........................................................        18,869,096
                         Interest income on swaps - net ..................................................         2,972,130
                                                                                                                ------------
                         Total income ....................................................................        70,913,454
                                                                                                                ------------
============================================================================================================================
Expenses:                Administrative fees .............................................................            35,536
                         Interest expense on promissory notes ............................................             3,959
                                                                                                                ------------
                         Total expenses ..................................................................            39,495
                                                                                                                ------------
                         Investment income - net .........................................................        70,873,959
                                                                                                                ------------
============================================================================================================================
Unrealized Gain          Change in unrealized appreciation on investments, reverse repurchase
on Investments,             agreement and interest rate swaps-net ........................................       109,075,628
Reverse Repurchase                                                                                              ------------
Agreement and Interest   Net Increase in Net Assets Resulting from Operations ............................      $179,949,587
Rate Swaps - Net:                                                                                               ============
============================================================================================================================

            See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               For the
                                                                                                              Year Ended
                                                                                                             December 31,
                                                                                                  ---------------------------------
             Increase (Decrease) in Net Assets:                                                          2002              2001
===================================================================================================================================
Operations:  Investment income-net ...........................................................    $    70,873,959   $    70,962,286
             Change in unrealized appreciation on investments, reverse repurchase
                agreement and interest rate swaps-net ........................................        109,075,628        34,549,209
                                                                                                  ---------------   ---------------
             Net increase in net assets resulting from operations ............................        179,949,587       105,511,495
                                                                                                  ---------------   ---------------
===================================================================================================================================
Dividends    Investment income-net ...........................................................        (71,211,042)      (71,062,202)
to Unit                                                                                           ---------------   ---------------
Holders:     Net decrease in net assets resulting from dividends to unit holders .............        (71,211,042)      (71,062,202)
                                                                                                  ---------------   ---------------
===================================================================================================================================
Net Assets:  Total increase in net assets                                                             108,738,545        34,449,293
             Beginning of year ...............................................................      1,118,057,387     1,083,608,094
                                                                                                  ---------------   ---------------
             End of year*  ...................................................................    $ 1,226,795,932   $ 1,118,057,387
                                                                                                  ===============   ===============
===================================================================================================================================
             * Undistributed (accumulated distributions in excess of) investment income - net     $      (331,227)  $         5,856
                                                                                                  ===============   ===============
===================================================================================================================================

            See Notes to Financial Statements.

                          Government Securities Delaware, LLC, December 31, 2002

Financial Highlights

                                                                                              For the
The following per share data and ratios have been derived                                    Year Ended            For the Period
from information provided in the financial statements.                                      December 31,          August 10, 2000+
                                                                                     --------------------------    to December 31,
Increase (Decrease) in Net Asset Value:                                                 2002           2001             2000
==================================================================================================================================
Per Share           Net asset value, beginning of period .......................     $   559.00      $   541.78         $   500.00
Operating                                                                            ----------      ----------         ----------
Performance:        Investment income-net ......................................          35.43           35.48              14.03
                    Unrealized gain on investments, reverse
                       repurchase agreement and interest rate swaps-net ........          54.54           17.27              30.81
                                                                                     ----------      ----------         ----------
                    Total from investment operations ...........................          89.97           52.75              44.84
                                                                                     ----------      ----------         ----------
                    Less dividends to unit holders from investment income-net...         (35.60)         (35.53)             (3.06)
                                                                                     ----------      ----------         ----------
                    Net asset value, end of period .............................     $   613.37      $   559.00         $   541.78
                                                                                     ==========      ==========         ==========
==================================================================================================================================
Total Investment    Based on net asset value per share .........................         16.10%          10.06%              9.00%#
Return:                                                                              ==========      ==========         ==========
==================================================================================================================================
Ratios Based on     Total expenses .............................................           .00%            .01%               .00%*
Average Net                                                                          ==========      ==========         ==========
Assets:             Total investment income-net ................................          6.10%           6.26%              6.88%*
                                                                                     ==========      ==========         ==========

==================================================================================================================================
Supplemental        Net assets, end of period (in thousands)  ..................     $1,226,796      $1,118,057         $1,083,608
Data:                                                                                ==========      ==========         ==========
                    Portfolio turnover .........................................          0.00%           0.00%            100.25%
                                                                                     ==========      ==========         ==========
==================================================================================================================================

      *     Annualized.
      +     Commencement of operations.
      #     Aggregate total investment return.

            See Notes to Financial Statements.

Government Securities Delaware, LLC

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company. The Units are divided into a single class, each Unit representing an equal, proportionate interest in the Company, none having priority or preference over another. On November 30, 2000, the Company qualified as and elected to be treated as a regulated investment company for federal income tax purposes. At that time, $21,825,523 of accumulated earnings was permanently reclassified to additional paid-in capital. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments - Reverse repurchase agreements, swap agreements and other securities are valued at fair valued as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments - The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

o Interest rate swaps - The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

o Reverse repurchase agreements - The Company is authorized to enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company 's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company are recorded on the ex-dividend dates.

2. Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. FAM will be responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of ML & Co. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch CICG, L.P., an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("ML Capital Services") and as of December 31, 2002, 2,000,000 Units were beneficially owned by Merrill Lynch CICG, L.P.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to $1,000,000,000 on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. Under SFAS 140, Accounting for Transfers and Servicing of Financial Assets, the Reverse Repurchase Agreement is deemed a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

     (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

     (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from ML Capital Services pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points through September 15, 2000 and at 1-month LIBOR plus 8 basis points thereafter. Interest on the loan to ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 (the fixed payment in the first period only will be $34,612) and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIMAIS.

3. Investments:

Net unrealized gains (losses) as of December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                                  Gains (Losses)
--------------------------------------------------------------------------------
Reverse repurchase agreement.............................          $205,280,042
Interest rate swaps......................................               (30,406)
                                                                   ------------
Total....................................................          $205,249,636
                                                                   ============
--------------------------------------------------------------------------------

As of December 31, 2002, there was no net unrealized appreciation for Federal income tax purposes. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $1,000,000,000.

The Company has entered into the following interest rate swaps as of December 31, 2002:

------------------------------------------------------------------------------------------------
                      Interest Received                  Interest Paid
                      -----------------                  -------------
Notional                                                                        Expiration
Amount             Current Rate      Type         Current Rate      Type           Date
-----------------------------------------------------------------------------------------------
$1,000,000,000       .6481%       Variable*          1.490%       Variable**    08/15/2009
$2,500,000           .6481%       Variable***            NA       Fixed****     08/15/2009
-----------------------------------------------------------------------------------------------

   * A fixed rate of 1.1575% and 6-month LIBOR, reset each February 15 and August 15, minus 1.09%.
  ** 1-month LIBOR, reset on the 15th of each month, plus .07%, compounded. *** 6-month LIBOR, reset each February 15 and August 15, minus 1.09%
****  Semi-annual payments of $41,112.

4. Capital Stock Transactions:

During the years ended December 31, 2002 and December 31, 2001, Units outstanding remained constant.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

                                                   12/31/2002        12/31/2001
                                                   ----------        ----------
Distributions paid from:
       Ordinary income                             $71,211,042       $71,062,202
                                                  ------------      ------------
Total taxable distributions                        $71,211,042       $71,062,202
                                                  ============      ============

As of December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income - net                          $         --
      Undistributed long-term capital gains - net                            --
                                                                   ------------
      Total undistributed earnings - net                                     --
      Unrealized gains - net                                        204,918,409*
                                                                   ------------
      Total accumulated earnings - net                             $204,918,409
                                                                   ============

*The difference between book-basis and tax-basis net unrealized gains is attributable to distributions declared in the current year which are considered applicable to 2003 for tax purposes.

6. Subsequent Event:

On February 18, 2003, the company declared and paid a semi-annual dividend of $15.30 per unit.

INDEPENDENT AUDITORS' REPORT

The Unit Holders and Board Members of Government Securities Delaware, LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Securities Delaware, LLC as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Government Securities Delaware, LLC as of December 31, 2002, the result of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2003